Assets Held for Sale - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure Of Breakdown Of The Assets Held For Sale [Line Items]
Impairment loss on financial assets	€ 1,411
Loans To Joint Venture
Disclosure Of Breakdown Of The Assets Held For Sale [Line Items]
Interest income on loans and receivables	47
Impairment loss on financial assets	1,411
Trade receivables [member]
Disclosure Of Breakdown Of The Assets Held For Sale [Line Items]
Impairment loss on financial assets	€ 534